Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The SEC has adopted rules (as required by the Dodd-Frank Act) requiring disclosure of the relationship between the executive compensation actually paid and the financial performance of the Company. The below table outlines, in addition to the amounts listed in the Company’s Summary Compensation Table, the total Compensation Actually Paid (CAP) for the principal executive officer (CEO), which is the Company’s Chief Executive Officer, and the average of the total compensation actually paid for the Non-CEO Named Executive Officers (NEOs), which are the Company’s Chief Financial Officer, Chief Operating Officer, SVP and General Counsel, and SVP—Corporate Development, for the year as indicated. Additionally, the table includes the Company-Selected Measure of Adjusted EBITDA, as defined and described in more detail below.
					Value of Initial Fixed $100 Investment Based On:			Company- Selected Measure: Adjusted EBITDA (in $000’s)(h)
Year(a)	Summary Compensation Table Total for CEO(b)	Compensation Actually Paid to CEO(c)	Average Summary Compensation Table Total for Non-CEO NEOs(d)	Average Compensation Actually Paid to Non-CEO NEOs(c)(e)	Total Shareholder Return ($)(f)	Peer Group Total Shareholder Return ($)(g)	Net Income (Loss) (in $000’s)
2023	3,581,890	2,736,645	1,319,997	956,198	75.35	64.83	(18,754)	189,451
2022	3,231,728	3,169,382	1,322,398	1,365,456	85.56	68.80	(7,583)	172,688
2021	3,379,850	2,516,463	1,097,723	855,318	74.18	112.20	(20,809)	135,628
2020	2,653,940	1,644,678	908,400	666,894	76.38	109.42	(708)	126,615

(a)
Each year is from January 1—December 31 of the indicated year.

(b)
The dollar amounts reported are the amounts of total compensation reported for our CEO through 2023, Mr. Prior, in the Summary Compensation Table (SCT) for fiscal years 2023, 2022, 2021, and 2020.

(c)
The dollar amounts do not reflect the actual amounts of compensation paid to or received by our CEO or other NEOs during the applicable year, but rather are “Compensation Actually Paid” as such term is defined under applicable SEC rules. The amounts include the year-end value of equity awards granted during the reported year and the change in the value of equity awards, granted in previous years, that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.

(d)
For 2023 and 2022, reflects compensation information for Messrs. Benincasa, Martin, and Leon, and Ms. Mabey. For 2021 and 2020, reflects compensation information for Messrs. Benincasa, Martin, and Kreisher, and Ms. Mabey.

(e)
For 2023 and 2022, reflects compensation information for Messrs. Benincasa, Martin, and Leon, and Ms. Mabey. For 2021 and 2020, reflects compensation information for Messrs. Benincasa, Martin, Ms. Mabey and for William F. Kreisher, the Company’s former SVP, Corporate Development. Mr. Kreisher ceased serving as an executive officer on January 15, 2021.

(f)
Calculated as cumulative total shareholder return as if $100 was invested in Company common stock on December 31, 2019 measured through the end of the applicable year.

(g)
Calculated as cumulative total shareholder return as if $100 was invested in the Nasdaq Small Cap Telecommunications Services index on December 31, 2019 measured through the end of the applicable year.

(h)
To more closely align with similar calculations presented by companies in its industry, beginning in 2023, the Company excluded non-cash stock-based compensation in its adjustment to derive Adjusted EBITDA. Prior periods have been restated to confirm to this definition change.

Year	Executive	Summary Compensation Table Total	Less: Stock Awards	Add: Year End Equity Value of awards granted during the reported year	Change (from last day of prior year to last day of reported year) in Value of Prior Equity Awards	Change (from last day of prior year to last day of reported year) in Value of Vested Equity Awards	Compensation Actually Paid
2023	CEO	3,581,890	(2,126,000)	1,995,000	(591,262)	(122,983)	2,736,645
	Other NEOs(1)	1,319,997	(724,966)	680,295	(172,072)	(147,057)	956,198
2022	CEO	3,231,728	(1,852,208)	2,254,395	(338,571)	(125,963)	3,169,382
	Other NEOs(1)	1,322,398	(755,563)	919,625	(93,459)	(27,545)	1,365,456
2021	CEO	3,379,850	(2,132,370)	1,605,470	(581,545)	245,058	2,516,463
	Other NEOs(1)	1,097,723	(597,951)	451,611	(154,914)	58,849	855,318
2020	CEO	2,653,940	(1,405,555)	1,137,960	(677,183)	(64,484)	1,644,678
	Other NEOs(1)	908,400	(403,908)	326,354	(155,763)	(8,189)	666,894

(1)
The dollar amounts shown are average amounts for all NEOs other than the CEO.

The Board currently considers Adjusted EBITDA to be the most important financial performance measure used to link CAP of the CEO and Non-CEO NEOs to Company performance. The Company had historically defined Adjusted EBITDA as operating income (loss) before depreciation and amortization expense, transaction-related charges, one-time impairment or special charges and the gain (loss) on disposition of assets. In order to more closely align with similar calculations presented by companies in its industry, beginning with its 2023 financial results, the Company has also excluded non-cash stock-based compensation in its adjustment to derive Adjusted EBITDA and, as such, has restated its adjusted EBITDA for 2022 and 2021. The Company regularly reports on this metric to investors in its quarterly earnings releases and believes that the inclusion of these non-GAAP financial measures (and the associated reconciliations to the nearest GAAP financial measures) helps investors gain a meaningful understanding of the Company’s core operating results and enhances the usefulness of comparing such performance with prior periods. Accordingly, the Board considers Adjusted EBITDA as the best measure to track both Company performance as well as align executive compensation to such performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(b)
The dollar amounts reported are the amounts of total compensation reported for our CEO through 2023, Mr. Prior, in the Summary Compensation Table (SCT) for fiscal years 2023, 2022, 2021, and 2020.
(d)
For 2023 and 2022, reflects compensation information for Messrs. Benincasa, Martin, and Leon, and Ms. Mabey. For 2021 and 2020, reflects compensation information for Messrs. Benincasa, Martin, and Kreisher, and Ms. Mabey.
(e)
For 2023 and 2022, reflects compensation information for Messrs. Benincasa, Martin, and Leon, and Ms. Mabey. For 2021 and 2020, reflects compensation information for Messrs. Benincasa, Martin, Ms. Mabey and for William F. Kreisher, the Company’s former SVP, Corporate Development. Mr. Kreisher ceased serving as an executive officer on January 15, 2021.

Peer Group Issuers, Footnote
(g)
Calculated as cumulative total shareholder return as if $100 was invested in the Nasdaq Small Cap Telecommunications Services index on December 31, 2019 measured through the end of the applicable year.

PEO Total Compensation Amount	$ 3,581,890	$ 3,231,728	$ 3,379,850	$ 2,653,940
PEO Actually Paid Compensation Amount	$ 2,736,645	3,169,382	2,516,463	1,644,678
Adjustment To PEO Compensation, Footnote
Year	Executive	Summary Compensation Table Total	Less: Stock Awards	Add: Year End Equity Value of awards granted during the reported year	Change (from last day of prior year to last day of reported year) in Value of Prior Equity Awards	Change (from last day of prior year to last day of reported year) in Value of Vested Equity Awards	Compensation Actually Paid
2023	CEO	3,581,890	(2,126,000)	1,995,000	(591,262)	(122,983)	2,736,645
	Other NEOs(1)	1,319,997	(724,966)	680,295	(172,072)	(147,057)	956,198
2022	CEO	3,231,728	(1,852,208)	2,254,395	(338,571)	(125,963)	3,169,382
	Other NEOs(1)	1,322,398	(755,563)	919,625	(93,459)	(27,545)	1,365,456
2021	CEO	3,379,850	(2,132,370)	1,605,470	(581,545)	245,058	2,516,463
	Other NEOs(1)	1,097,723	(597,951)	451,611	(154,914)	58,849	855,318
2020	CEO	2,653,940	(1,405,555)	1,137,960	(677,183)	(64,484)	1,644,678
	Other NEOs(1)	908,400	(403,908)	326,354	(155,763)	(8,189)	666,894

Non-PEO NEO Average Total Compensation Amount	$ 1,319,997	1,322,398	1,097,723	908,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ 956,198	1,365,456	855,318	666,894
Adjustment to Non-PEO NEO Compensation Footnote
Year	Executive	Summary Compensation Table Total	Less: Stock Awards	Add: Year End Equity Value of awards granted during the reported year	Change (from last day of prior year to last day of reported year) in Value of Prior Equity Awards	Change (from last day of prior year to last day of reported year) in Value of Vested Equity Awards	Compensation Actually Paid
2023	CEO	3,581,890	(2,126,000)	1,995,000	(591,262)	(122,983)	2,736,645
	Other NEOs(1)	1,319,997	(724,966)	680,295	(172,072)	(147,057)	956,198
2022	CEO	3,231,728	(1,852,208)	2,254,395	(338,571)	(125,963)	3,169,382
	Other NEOs(1)	1,322,398	(755,563)	919,625	(93,459)	(27,545)	1,365,456
2021	CEO	3,379,850	(2,132,370)	1,605,470	(581,545)	245,058	2,516,463
	Other NEOs(1)	1,097,723	(597,951)	451,611	(154,914)	58,849	855,318
2020	CEO	2,653,940	(1,405,555)	1,137,960	(677,183)	(64,484)	1,644,678
	Other NEOs(1)	908,400	(403,908)	326,354	(155,763)	(8,189)	666,894
(1)
The dollar amounts shown are average amounts for all NEOs other than the CEO.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Important Financial Performance Measures
In addition to Adjusted EBITDA, the various metrics and other factors that the Compensation Committee considers in making executive compensation awards on an annual basis are described yearly in greater detail in “Executive Compensation—Compensation Discussion and Analysis.” The items listed below represent the most important measures the Company is currently using to link executive compensation actually paid to the Company’s actual performance, particularly cash bonus payment awards:
Adjusted EBITDA
Revenue
High speed data subscribers
International mobile subscribers

Total Shareholder Return Amount	$ 75.35	85.56	74.18	76.38
Peer Group Total Shareholder Return Amount	64.83	68.8	112.2	109.42
Net Income (Loss)	$ (18,754,000)	$ (7,583,000)	$ (20,809,000)	$ (708,000)
Company Selected Measure Amount	189,451,000	172,688,000	135,628,000	126,615,000
PEO Name	Mr. Prior
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(h)
To more closely align with similar calculations presented by companies in its industry, beginning in 2023, the Company excluded non-cash stock-based compensation in its adjustment to derive Adjusted EBITDA. Prior periods have been restated to confirm to this definition change.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	High speed data subscribers
Measure:: 4
Pay vs Performance Disclosure
Name	International mobile subscribers
PEO | Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,126,000)	$ (1,852,208)	$ (2,132,370)	$ (1,405,555)
PEO | Year End Equity Value of awards granted during the reported year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,995,000	2,254,395	1,605,470	1,137,960
PEO | Change (from last day of prior year to last day of reported year) in Value of Prior Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(591,262)	(338,571)	(581,545)	(677,183)
PEO | Change (from last day of prior year to last day of reported year) in Value of Vested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,983)	(125,963)	245,058	(64,484)
Non-PEO NEO | Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(724,966)	(755,563)	(597,951)	(403,908)
Non-PEO NEO | Year End Equity Value of awards granted during the reported year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	680,295	919,625	451,611	326,354
Non-PEO NEO | Change (from last day of prior year to last day of reported year) in Value of Prior Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,072)	(93,459)	(154,914)	(8,189)
Non-PEO NEO | Change (from last day of prior year to last day of reported year) in Value of Vested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (147,057)	$ (27,545)	$ 58,849	$ (155,763)